Loss On Deconsolidation of Subsidiaries	12 Months Ended
Jun. 30, 2026
Gain (Loss) on Deconsolidation [Abstract]
LOSS ON DECONSOLIDATION OF SUBSIDIARIES

NOTE 16 — LOSS ON DECONSOLIDATION OF SUBSIDIARIES

In October 2024, RDYJ and Jiangsu YJYC were dissolved, their remaining assets and liabilities were cleared, and the differences were transferred to loss on deconsolidation.

In July 2025, Jiangsu Jingmo was dissolved, its remaining assets and liabilities were cleared, and the differences were transferred to loss on deconsolidation.

The following table summarizes the gain (loss) on deconsolidation recognized by the Company:

During the years ended June 30, 2026, 2025 and 2024, the Company deconsolidated certain subsidiaries as a result of disposal. These entities were not individually significant to the Company’s consolidated financial statements.

The deconsolidations did not represent a strategic shift that has or will have a major effect on the Company’s operations and financial results. Accordingly, the deconsolidations did not qualify for presentation as discontinued operations under ASC 205-20.

During the years ended June 30, 2026, 2025 and 2024, the deconsolidations resulted in an aggregate loss of $7,688, $45,160 and nil, respectively, recognized in loss on deconsolidation of subsidiaries. The transactions did not result in the remeasurement of any retained investment because the Company did not retain an ownership interest in the deconsolidated entities.

Following these deconsolidations, the Company has no continuing involvement with these entities. The transactions were not with related parties, and the former subsidiaries will not be related parties following deconsolidation.

The following table summarizes the gain (loss) on deconsolidation of subsidiaries recognized by the Company:

	For the years ended June 30,
	2026	2025	2024
Gain on deconsolidation of RDYJ	$-	$5,604	$-
(Loss) on deconsolidation of Jiangsu YJYC	-	(50,764)	-
(Loss) on deconsolidation of Jiangsu Jingmo	(7,688)	-	-
Total loss on deconsolidation	$(7,688)	$(45,160)	$-